Earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net (loss)	$ (319.4)	$ (45.6)	$ (16.7)
Less: Income attributable to non-controlling interests	(0.1)	(1.7)	(1.4)
Change in carrying value of Series B preference shares	24.7	9.2	(36.4)
Less: Accrued dividends on Series A redeemable preference shares	0.0	0.0	(2.6)
Add: Redemption of Series A redeemable preference shares	0.0	0.0	13.8
Net (loss) attributable to Sirius Group common shareholders	(294.8)	(38.1)	(43.3)
Change in carrying value of Series B preference shares	0.0	(9.2)	0.0
Net (loss) attributable to Sirius Group common shareholders on a diluted basis	$ (294.8)	$ (47.3)	$ (43.3)
Denominator:
Weighted average shares outstanding for basic earnings per share (in shares)	115,284,260	115,234,105	119,253,924
Add: Series B preference shares (in shares)	0	11,901,670	0
Weighted average shares outstanding for diluted earnings per share (in shares)	115,284,260	127,135,775	119,253,924
Earnings per share
Basic earnings per share (in dollars per share)	$ (2.56)	$ (0.33)	$ (0.36)
Diluted earnings per share (in dollars per share)	$ (2.56)	$ (0.37)	$ (0.36)
Potentially dilutive securities (in shares)	26,897,978	17,057,249	23,433,114